DESCRIPTION OF BUSINESS (Details) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 vaccine item	Jan. 31, 2012 Minimum	Dec. 31, 2011 Minimum
Description of business
Number of cancer vaccines that have been granted FDA orphan drug designation		4
Number of Phase I and Phase II clinical trials		17
Number of new LibiGel Phase III efficacy trials		2
Number of consecutive business days for which bid price for common stock had closed below the minimum price per share required for continued inclusion on The NASDAQ Global Market under NASDAQ Listing Rule 5450(a)(1)	30 days
Price per share required for continued inclusion on The NASDAQ Global Market (in dollars per share)			$ 1.00	$ 1.00
Number of days afforded to regain compliance with minimum bid price requirement	180 days
Number of consecutive business days for which minimum bid closing price have to be maintained			10 days
Additional grace period to regain compliance if stock listing is transferred to NASDAQ Capital Market	180 days